Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	ASTON FUNDS
Central Index Key	0000912036
Amendment Flag	false
Document Creation Date	Jun 29, 2012
Document Effective Date	Jun 29, 2012
Prospectus Date	Feb 29, 2012

Aston Funds

(the “Trust”)

ASTON/Anchor Capital Enhanced Equity Fund (the “Fund”)

(formerly, ASTON/M.D. Sass Enhanced Equity Fund)

Class N Shares and Class I Shares

Supplement dated June 29, 2012 to the Prospectus dated February 29, 2012 for the Aston Funds

(the “Prospectus”) and the Summary Prospectus dated March 1, 2012 for the Fund

(the “Summary Prospectus” and together with the Prospectus, the “Prospectuses”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

CHANGE IN SUBADVISER AND FUND NAME

Effective as of June 30, 2012 (the “Effective Date”), Anchor Capital Advisors LLC (“Anchor Capital”) was appointed as a subadviser to the Fund, and the Fund will change its name to ASTON/Anchor Capital Enhanced Equity Fund. All of the assets of the Fund will be allocated to Anchor Capital as of the Effective Date. The existing subadvisory agreement with M.D. Sass Investors Services, Inc. will be terminated.

There is no change in the Fund’s portfolio manager or its current investment objective, principal investment strategies or management fees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement [Text Block]	af1_Supplement

Aston Funds

(the “Trust”)

ASTON/Anchor Capital Enhanced Equity Fund (the “Fund”)

(formerly, ASTON/M.D. Sass Enhanced Equity Fund)

Class N Shares and Class I Shares

Supplement dated June 29, 2012 to the Prospectus dated February 29, 2012 for the Aston Funds

(the “Prospectus”) and the Summary Prospectus dated March 1, 2012 for the Fund

(the “Summary Prospectus” and together with the Prospectus, the “Prospectuses”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

CHANGE IN SUBADVISER AND FUND NAME

Effective as of June 30, 2012 (the “Effective Date”), Anchor Capital Advisors LLC (“Anchor Capital”) was appointed as a subadviser to the Fund, and the Fund will change its name to ASTON/Anchor Capital Enhanced Equity Fund. All of the assets of the Fund will be allocated to Anchor Capital as of the Effective Date. The existing subadvisory agreement with M.D. Sass Investors Services, Inc. will be terminated.

There is no change in the Fund’s portfolio manager or its current investment objective, principal investment strategies or management fees.

ASTON/M.D. SASS ENHANCED EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	af1_Supplement

Aston Funds

(the “Trust”)

ASTON/Anchor Capital Enhanced Equity Fund (the “Fund”)

(formerly, ASTON/M.D. Sass Enhanced Equity Fund)

Class N Shares and Class I Shares

Supplement dated June 29, 2012 to the Prospectus dated February 29, 2012 for the Aston Funds

(the “Prospectus”) and the Summary Prospectus dated March 1, 2012 for the Fund

(the “Summary Prospectus” and together with the Prospectus, the “Prospectuses”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

CHANGE IN SUBADVISER AND FUND NAME

Effective as of June 30, 2012 (the “Effective Date”), Anchor Capital Advisors LLC (“Anchor Capital”) was appointed as a subadviser to the Fund, and the Fund will change its name to ASTON/Anchor Capital Enhanced Equity Fund. All of the assets of the Fund will be allocated to Anchor Capital as of the Effective Date. The existing subadvisory agreement with M.D. Sass Investors Services, Inc. will be terminated.

There is no change in the Fund’s portfolio manager or its current investment objective, principal investment strategies or management fees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 29, 2012